Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Financial assets pledged as liabilities	$ 5,774.1	$ 5,703.6
Restricted cash and cash equivalents	691.5	577.1
Fair value of investments in associates	530.0
Recoverables on paid losses	637.3	651.0
Short sale and derivative obligations, holding company	205.9	149.5
Holding company cash and investments
Statement [Line Items]
Financial assets pledged as liabilities	5.5	21.5
Short sale and derivative obligations, holding company	0.3	6.6
Portfolio Investments
Statement [Line Items]
Restricted cash and cash equivalents	664.8	560.9
Bonds, at cost	15,353.9	19,281.8
Preferred stocks, at cost	241.3	327.2
Common stocks, at cost	5,533.7	5,014.2
Fair value of investments in associates	3,357.3	3,279.1
Derivatives and other invested assets, at cost	1,168.7	971.3
Assets pledged for short sale and derivative obligations, at cost	$ 146.7	$ 164.8